Guggenheim Core Bond Fund Expense Example, No Redemption - A C Inst P Shares [Member] - Guggenheim Core Bond Fund - Class C	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 154
Expense Example, No Redemption, 3 Years	490
Expense Example, No Redemption, 5 Years	849
Expense Example, No Redemption, 10 Years	$ 1,862